Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated income statement
Interest receivable		£ 25,187	£ 21,026	£ 12,637
Interest payable		(13,912)	(9,977)	(2,795)
Net interest income		11,275	11,049	9,842
Fees and commissions receivable		3,175	2,983	2,915
Fees and commissions payable		(708)	(653)	(623)
Trading income		825	794	1,133
Other operating income		136	579	(111)
Non-interest income		3,428	3,703	3,314
Total income		14,703	14,752	13,156
Staff costs		(4,061)	(3,901)	(3,716)
Premises and equipment		(1,211)	(1,153)	(1,112)
Other administrative expenses		(1,819)	(2,008)	(2,026)
Depreciation and amortisation		(1,058)	(934)	(833)
Operating expenses		(8,149)	(7,996)	(7,687)
Profit before impairment losses		6,554	6,756	5,469
Impairment losses		(359)	(578)	(337)
Operating profit before tax		6,195	6,178	5,132
Tax charge		(1,465)	(1,434)	(1,275)
Profit from continuing operations		4,730	4,744	3,857
Profit/(loss) from discontinued operations, net of tax		81	(112)	(262)
Profit for the year		4,811	4,632	3,595
Attributable to:
Ordinary shareholders		4,519	4,394	3,340
Paid-in equity holders		283	242	249
Non-controlling interests		9	(4)	6
Profit for the year		£ 4,811	£ 4,632	£ 3,595
Per ordinary share
Earnings per ordinary share - continuing operations		£ 0.525	£ 0.4917	£ 0.365
Earnings per ordinary share - discontinued operations		0.010	(0.01222)	(0.027)
Total earnings per share attributable to ordinary shareholders - basic	[1],[2]	0.535	0.47948	0.338
Earnings per ordinary share - fully diluted continuing operations		0.521	0.489	0.362
Earnings per ordinary share - fully diluted discontinued operations		0.010	(0.012)	(0.026)
Total earnings per share attributable to ordinary shareholders - fully diluted		£ 0.531	£ 0.477	£ 0.336

[1]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p)
[2]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).